OTHER OPERATING INCOME AND EXPENSES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating expenses:
Settlement provision	₺ (280,660)
Consultancy	(138,033)	₺ (115,533)	₺ (26,103)
Insurance	(72,287)	(40,565)	(7,662)
Utilities	(71,036)	(37,170)	(34,325)
Credit card processing	(36,930)	(47,644)	(43,838)
Turkish Capital Markets Board fee expenses (Note 13)	(23,745)
Vehicle fuel	(20,481)	(4,766)	(2,656)
Provision for doubtful receivables	(17,465)	(5,409)	(8,010)
Rent expenses	(16,756)	(10,492)	(13,793)
Other legal provision expense	(12,272)	(2,353)	(1,059)
Maintenance expenses	(8,077)	(5,195)	(2,410)
Irrecoverable value added tax	(7,731)	(7,646)	(143)
Internet line	(6,713)	(6,286)	(3,657)
Travel	(4,356)	(830)	(694)
Credit card chargebacks	(3,812)	(7,468)	(4,449)
Stationary	(899)	(2,728)	(1,592)
Provision for Competition Authority investigation (Note 13)		(209,484)
Other	(105,124)	(69,796)	(42,234)
Total	(826,377)	(573,365)	(192,625)
Other operating income:
Depositary income	32,869	16,175
Services charged	9,681	4,722	4,273
Withholding tax return income	8,501	102,444
Provision for Competition Authority investigation (Note 13)	5,799
Bank promotion income	4,749	5,468	3,776
Income from scrap packaging materials sales	2,813	2,787	1,957
Grant income	1,931	4,649	2,291
Provisions released	771	2,351
Other	11,540	20,615	8,593
Total	₺ 78,654	₺ 159,211	₺ 20,890